CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands		Jun. 30, 2020	Jun. 30, 2019
Assets
Property and equipment, net		¥ 628,538	¥ 620,623
Intangible assets and goodwill, net		97,806	99,525
Right-of-use assets		517,609	0
Contract costs		10,766	9,899
Prepayments to third party suppliers		75	94
Deferred tax assets		568	0
Non-current assets		1,255,362	730,141
Other receivables due from related parties	[1],[2],[3],[4],[5]	76,646	91,674
Other current assets		36,723	31,706
Term deposits held at a related party finance entity	[1]	916,601	1,387,094
Restricted bank deposits		324	1,613
Cash and cash equivalents		503,021	260,684
Current assets		1,533,315	1,772,771
Total assets		2,788,677	2,502,912
Equity
Share capital		268	268
Share premium		134,583	134,583
Contributed capital		251,034	251,034
Reserves		394,865	360,914
Retained earnings		1,244,216	905,009
Total Hailiang Education Group Inc. shareholders' equity		2,024,966	1,651,808
Non-controlling interests		10,797	37,439
Total equity		2,035,763	1,689,247
Liabilities
Contract liabilities		3,159	2,579
Deferred tax liabilities		4,607	4,691
Lease liabilities		18,749	0
Non-current liabilities		26,515	7,270
Trade and other payables due to third parties		264,870	218,122
Other payables due to related parties	[2],[3],[5],[6],[7],[8]	136,045	134,745
Contract liabilities		274,874	398,951
Income tax payable		48,857	54,577
Lease liabilities		1,753	0
Current liabilities		726,399	806,395
Total liabilities		752,914	813,665
Commitments and contingencies
Total equity and liabilities		¥ 2,788,677	¥ 2,502,912

[1]	As of June 30, 2019 and 2020, the Group has cash held at a related party finance entity of RMB223,548 and RMB489,027, respectively. During the year ended June 30, 2019, net amount of RMB517,185 were withdrawn from Hailiang Finance. During the years ended June 30, 2018 and 2020, net amount of RMB679,018 and RMB265,479 were placed with Hailiang Finance, respectively. The cash held at a related party finance entity is held for the purpose of meeting short-term cash commitments, such as to pay for the Group’s operating expenses at any time.During the years ended June 30, 2018, 2019 and 2020, term deposits of RMB204,000, RMB4,709,697 and RMB3,808,762 were placed with Hailiang Finance, and RMB401,000, RMB3,526,603 and RMB4,279,255 were matured, respectively. The term deposits are held for investment purpose and can be withdrawn prior to their maturity without incurring significant penalties. Such amounts have been presented as investing activities in the statements of cash flows.As of June 30, 2019 and 2020, the Group has term deposits with maturities ranging from three months to one year amounting to RMB1,387,094 and RMB916,601 that are placed at Hailiang Finance, respectively.The interest income from the deposits during the years ended June 30, 2018, 2019 and 2020 amounted to RMB11,464, RMB24,313 and RMB24,798, respectively. Interest receivable as of June 30, 2019 and 2020 amounted to RMB4,916 and RMB4,478, respectively, which was included in "Other receivables due from related parties".
[2]	During the years ended June 30, 2018, 2019 and 2020, the Group paid expenses, which mainly include staff related expenses and other miscellaneous expenses, of RMB 9,401, RMB10,312 and RMB11,465 respectively on behalf of the related parties. Such amount is receivable on demand, and the related parties repaid RMB8,794, RMB10,007 and RMB10,083 to the Group during the years ended June 30, 2018, 2019 and 2020, respectively.During the years ended June 30, 2018, 2019 and 2020, the related parties paid expenses, which mainly include staff related expenses and other miscellaneous expenses, of RMB4,612, RMB2,731 and RMB3,458 respectively on behalf of the Group. Such amount is due and payable on demand, and the Group repaid RMB4,124, RMB4,663 and RMB2,759 to the related parties during the years ended June 30, 2018, 2019 and 2020, respectively.During the years ended June 30, 2018, 2019 and 2020, the Group collected amounts of RMB47,070, RMB46,453 and RMB34,649, mainly on behalf of Ming Kang Hui supermarkets, which are operated by Zhejiang Ming Kang Hui Food Co., Ltd., a related party controlled by Mr. Feng. Such amount is due and payable on demand, and the Group repaid RMB48,428, RMB47,429 and RMB32,502 to related parties during the years ended June 30, 2018, 2019 and 2020, respectively.The above unsettled balances were included in “Other payables due to related parties” and “Other receivables due from related parties” as of June 30, 2019 and 2020, respectively.
[3]	On October 31, 2016, the Company provided a one-year-period interest-free loan to Leonit, which is controlled by Hailiang Group, amounting to USD14,500 (equivalent to RMB98,229) (“USD Loan”). On the same date, Hailiang Consulting borrowed a one-year-period interest-free loan from Hailiang Group amounting to RMB99,603 (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due on October 30, 2018 with renewal option if both parties agree. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018 with renewal option if both parties agree. Per the agreement among the four parties mentioned above, when the USD Loan is repaid, the RMB Loan will similarly be repaid.On December 5, 2017, the Company borrowed a one-year-period interest-free loan from Leonit amounting to USD1,150 (equivalent to RMB7,609). The loan of USD1,150 was offset against the USD loan per the agreement between the Company and Leonit.During the year ended June 30, 2019, Leonit settled part of the USD loan in cash, amounting to USD 1,820 (equivalent to RMB12,412) to the Company.During the year ended June 30, 2020, Leonit settled part of the USD loan in cash, amounting to USD1,700 (equivalent to RMB11,850) to the Company, while Hailiang Consulting repaid part of the RMB loan, amounting to RMB 32,079 thousand to Hailiang Group.As of June 30, 2019 and 2020, the USD loan made to Leonit of USD11,530 (equivalent to RMB79,265) and USD9,830 (equivalent to RMB69,591) was included in “Other receivables due from related parties”, respectively, and the RMB loan borrowed from Hailiang Group of RMB99,603 and RMB67,524 was included in “Other payables due to related parties”, respectively.
[4]	Other service and product provided to related parties mainly include daily consumables sold to related parties, hotel services and etc.
[5]	The Group leases the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment, a related party controlled by Mr. Feng. In addition, Haibo Education and Haibo Logistics lease the office space and warehouse from Nanchang Hongtou Property Management Co., Ltd, (“Nanchang Hongtou”), a related party before October 30, 2019 and owned by Mr. Honggen Min, who is the controlling shareholder of Nanchang Baishu. The Group also leases some office spaces from Hangzhou Hailiang Real Estate Co., Ltd, (“Hailiang Real Estate”), a related party controlled by Mr. Feng.
[6]	Mr. Feng, paid awards of RMB15,000 to the Group's outstanding teachers to recognize their outstanding performance and contributions during the year ended June 30, 2019. The transaction is accounted for as a deemed contribution from a controlling shareholder.
[7]	Other service and product provided to related parties mainly include daily consumables sold to related parties, hotel services and etc.
[8]	The Group received IT services, physical examination services, travel services and other services from related parties controlled by Hailiang Group, amounting to RMB6,884, RMB23,263 and RMB19,957 during the years ended June 30, 2018, 2019 and 2020.As of June 30, 2019 and 2020, the above unsettled balances of RMB420 and RMB9,160 were recognized in “Other payables due to related parties”.